Note 17 - Commitments	12 Months Ended
Nov. 30, 2022
Statement Line Items [Line Items]
Disclosure of commitments [text block]
17.	Commitments

Boa Vista Joint Venture Project

The Company holds an 84.05% interest in Boa Vista Gold Inc. ("BVG"), a corporation formed under the laws of British Virgin Islands, holds the rights to the Boa Vista Gold Project (the "Boa Vista Project") located in Pará State, Brazil.

Pursuant to the terms of a shareholder's agreement among Brazilian Gold Corp ("BGC"), a subsidiary of the Company, D'Gold Mineral Ltda. ("D'Gold"), a former joint venture partner of Boa Vista Gold Inc. ("BVG") , and Majestic D&M Holdings LLC ("Majestic"), dated January 21, 2010, as amended on May 25, 2011, June 24, 2011 and November 15, 2011, a 1.5% net smelter return royalty is payable to D'Gold and a further 1.5% net smelter return royalty is payable by BVG to Majestic if Majestic's holdings in BVG drop below 10%.

Pursuant to a mineral rights acquisition agreement, as amended, relating to the project, Golden Tapajós Mineração Ltda. ("GT"), a subsidiary of BVG, was required to pay R$3,620,000 in September 2018 to the counterparty thereunder.  In May 2019, GT renegotiated the terms of the mineral rights agreement with respect to the aforementioned payment.  As a result of the amended terms of the mineral rights agreement, GT paid R$400,000 in May 2019 to the counterparty and a further R$3,220,000 ($832) was due in December 2022.  If GT fails to make such payment, subject to a cure period, the counterparty may seek to terminate the agreement and the mineral rights that are the subject of the agreement will be returned to the counterparty.

The Company is actively negotiating to modify the payment due in December 2022 to a mutually agreeable alternative with amended agreement terms to extend the time period for making a final payment.

Surubim Project

Jarbas Agreement

The Company was required to make the following remaining payment:

●	US$628,660 (payable in R$ equivalent) in December 2022 (below).

If the Company's subsidiary fails to make any of the aforementioned payments, subject to a cure period, the counterparty may seek to terminate the agreement and the interest in the exploration license will be returned to the counterparty.

The Company is actively negotiating to modify the payment due in December 2022 to a mutually agreeable alternative with amended agreement terms to extend the time period for making a final payment.

Altoro Agreement

Pursuant to an option agreement between the Company's subsidiary and Altoro Mineração Ltda. dated November 5, 2010, as amended on December 3, 2010 and December 14, 2012, the Company's subsidiary was granted the option to acquire certain exploration licenses for aggregate consideration of US$850,000. Pursuant to this agreement, a cash payment of US$650,000 is payable upon the National Mining Agency (Agência Nacional de Mineração or ANM) granting a mining concession over certain exploration concessions.

La Mina Project

The La Mina Project hosts the La Mina concession contract and the contiguous La Garrucha concession contract. Surface rights over a portion of the La Garrucha concession contract is subject to a surface rights lease agreement and an option agreement as outlined below:

Pursuant to a surface rights lease agreement dated July 6, 2016, and amended August 19, 2016, April 4, 2017, November 5, 2018, and July 10, 2020, the Company can lease the surface rights over a portion of the La Garrucha concession contract by making the following remaining payments:

●	US$55,000 in December 2022 (paid).

In addition, pursuant to an option agreement entered into by the Company's subsidiary on November 18, 2016, amended April 4, 2017, November 5, 2018, and July 10, 2020, the Company could purchase the La Garrucha concession by making an optional payment of US$650,000 on December 7, 2022. This was amended in September 2022 to extend the date of such payment, such that the Company can now purchase the concession by making the following optional payments:

●	US$162,500 in December 2022 (paid).
●	US$162,500 in May 2023.
●	US$162,500 in December 2023.
●	US$162,500 in May 2024.

In addition to the La Garrucha agreements, Jarbas Agreement, Altoro Agreement and Boa Vista Mineral Rights Agreement as at November 30, 2022, the Company is renting or leasing various offices and storage spaces located in Brazil, Colombia and Peru that relate to lease agreements with terms of 12 months or less from the date of initial application or relate to low value assets.

Future rental payments are as follows:

	Amount ($)
Due within 1 year	97
1 – 3 years	3
3 – 5 years	-
More than 5 years	-
Total	100	(1)
(1)	Includes $21 related to low value assets and $79 related to short-term leases on the date of initial application.

The Company's commitments related to long-term leases at the date of initial application, that do not relate to low value assets, are disclosed as lease liabilities.